Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 121,880	$ 197,282
Short-term investment	25	0
Accounts and notes receivable, net	99,862	84,287
Other receivables	28,174	25,350
Inventories	37,815	46,089
Prepaid expenses and other current assets	117,612	109,230
McDonald’s Corporation’s indemnification for contingencies	0	2,324
Total current assets	405,368	464,562
Non-current assets
Miscellaneous	95,814	99,049
Collateral deposits	2,500	2,500
Property and equipment, net	960,986	856,192
Net intangible assets and goodwill	43,044	41,021
Deferred income taxes	68,368	58,334
Derivative instruments	57,828	54,735
McDonald’s Corporation’s indemnification for contingencies	1,612	1,646
Lease right of use asset, net	922,165
Total non-current assets	2,152,317	1,113,477
Total assets	2,557,685	1,578,039
Current liabilities
Accounts payable	259,577	242,455
Royalties payable to McDonald’s Corporation	17,132	14,576
Income taxes payable	61,982	53,843
Other taxes payable	61,823	61,006
Accrued payroll and other liabilities	86,379	94,166
Provision for contingencies	2,035	2,436
Interest payable	9,936	9,951
Short-term debt	13,296	356
Current portion of long-term debt	3,233	3,836
Derivative instruments	9,907	10,687
Operating lease liabilities	70,147
Total current liabilities	595,447	493,312
Non-current liabilities
Accrued payroll and other liabilities	23,497	35,322
Provision for contingencies	24,123	26,073
Long-term debt, excluding current portion	623,575	626,424
Derivative instruments	3,598	3,192
Deferred income taxes	4,297	957
Operating lease liabilities	861,582
Total non-current liabilities	1,540,672	691,968
Total liabilities	2,136,119	1,185,280
Equity
Additional paid-in capital	13,375	14,850
Retained earnings	471,149	413,074
Accumulated other comprehensive loss	(519,505)	(502,266)
Common stock in treasury	(60,000)	(46,035)
Total Arcos Dorados Holdings Inc. shareholders’ equity	421,138	392,383
Non-controlling interests in subsidiaries	428	376
Total equity	421,566	392,759
Total liabilities and equity	2,557,685	1,578,039
Class A
Equity
Common stock	383,204	379,845
Class B
Equity
Common stock	$ 132,915	$ 132,915